EMPLOYEE BENEFIT OBLIGAITONS - Movement in Defined Benefit Obligations (Details) - Defined benefit obligation - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	SFr 802.1	SFr 748.8
Included in the consolidated statements of income or loss
Current service costs excluding interest costs	19.5	16.9
Past service income	(2.1)	(13.5)
Net interest costs on defined benefit obligation and service costs	10.5	16.4
Administration costs	1.9	0.8
Settlements	0.0	(6.2)
Included in consolidated statements of other comprehensive income
Demographic assumptions	0.0	(0.1)
Financial assumptions	15.5	81.0
Experience adjustment	39.9	5.6
Other
Employee contributions	20.1	20.4
Benefits paid / transferred	(47.5)	(68.0)
Net defined benefit liability (asset) at end of period	SFr 859.9	SFr 802.1